Property and Equipment, Net (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Abstract]
Depreciation expense	$ 85	$ 49	$ 75	$ 71